Investment in and Loans to Affiliates	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Schedule of Investments [Abstract]
Investment in and Loans to Affiliates

Note 7 - Investment in and Loans to Affiliates

On September 23, 2024, in anticipation of the acquisition of Yerbae Brands Corp. (“Yerbae”) described in detail in the “ITEM 1. BUSINESS, Recent Developments” section of this document (the “Acquisition”), the Company entered into a loan agreement with Yerbae whereby it agreed to provide a loan in the aggregate principal amount of up to $500,000.  In further preparation for the Acquisition, on December 10, 2024, the Company entered into a Letter of Intent (“LOI”) whereby it agreed to fund up to $3,000,000 in Yerbae payables upon payment due date to Yerbae’s vendors and suppliers.  The Company has paid $525,000 towards the $3,000,000 committed pursuant to the LOI. The principal balance plus accrued interest of the loan to Yerbae is $521,444 and $511,557 as of March 31, 2025 and December 31, 2024, respectively.

Note 7 - Investment in and Loans to Affiliates

On December 9, 2022, The Company entered into a stock exchange agreement (the “Exchange Agreement”) with SRM Entertainment, Inc. (“SRM”) to govern the separation of SRM from the Company. On May 26, 2023, we amended and restated the Exchange Agreement (the “Amended and Restated Exchange Agreement”) to include additional information regarding the distribution and the separation of SRM the Company. The separation as set forth in the Amended and Restated Exchange Agreement with Jupiter closed August 14, 2023. Pursuant to the Amended and Restated Exchange Agreement, on May 31, 2023, SRM issued to the Company 6,500,000 shares of SRM Common Stock (representing 79.3% of SRM’s outstanding shares of Common Stock) in exchange for 2 ordinary shares of SRM Ltd owned by the Company (representing all of the issued and outstanding ordinary shares of SRM) (the “Share Exchange”). On August 14, 2023, SRM consummated its Initial Public Offering (“IPO”), pursuant to which it sold 1,250,000 shares of its common stock at a price of $5.00 per share. In connection with the Share Exchange and SRM’s IPO, the Company distributed 2,000,000 shares of SRM’s common stock to the Company’s stockholders and certain warrant holders (out of the 6.5 million shares issued in May 2023) which occurred on the effective date of the Registration Statement but prior to the closing of the IPO. Following such distribution, the Company owned 4.5 million of the 9,450,000 shares of common stock outstanding and SRM. At December 31, 2024, the Company held 2,613,342 shares of SRM representing approximately 16% of the issued and outstanding common shares of SRM.

At December 31, 2022, the Company had an outstanding unsecured, non-interest bearing loan receivable balance of $1,482,673 from SRM Entertainment, Ltd, its wholly owned subsidiary. On September 1, 2022, the loan was converted to a six percent (6%) interest-bearing promissory note (the “Note”) due on the earlier of: (i) September 30, 2023 or (ii) the date on which the Company consummates an initial public offering of its securities. During the nine months ended September 30, 2023, the Company accrued $55,847 interest expense on the Note. The total balance of $1,538,520 ($1,482,673 note and $55,847 interest) due Jupiter was paid from proceeds SRM’s Initial Public Offering (“IPO”) on August 14, 2023.

On September 23, 2024, in anticipation of the acquisition of Yerbae Brands Corp. (“Yerbae”) described in detail in the “ITEM 1. BUSINESS, Recent Developments” section of this document (the “Acquisition”), the Company entered into a loan agreement with Yerbae whereby it agreed to provide a loan in the aggregate principal amount of up to $500,000.  In further preparation for the Acquisition, on December 10, 2024, the Company entered into a Letter of Intent (“LOI”) whereby it agreed to fund up to $3,000,000 in Yerbae payables upon payment due date to Yerbae’s vendors and suppliers.  The Company has paid $225,000 towards the $3,000,000 committed pursuant to the LOI.